Financial Instruments - Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	£ 602	£ 434
Financial assets at fair value through other comprehensive income	8,481	6,024
Total net assets	151	166
Total income/(expense)	44	(21)	£ (1)
Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets and liabilities	160	155
Financial asset liabilities	38	(40)	(1)
Other Level 3 | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Other Level 3 assets	1	26
Other Level 3 liabilities	(10)	(15)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	7	17	(6)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(1)	2	6
Reversionary property interests | Equity and credit contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	35	30
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	12	(8)	0
Reversionary property interests | Debt securities in issue
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	49	70
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(3)	0	5
Roll-up mortgage portfolio | Total loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	24	28
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(2)	(18)	(5)
Other loans | Total loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	22	17
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	4	(4)	(2)
Unlisted equity shares | Equity securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	30	10
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	£ 27	£ (10)	£ 1